Cover	Mar. 08, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This amendment to Form 8-K dated March 8, 2024 originally filed on April 1, 2024 is being filed to include revised and restated financial statements due to the re-audit of the financial statements for the years ended December 31, 2023 and 2022. No other material changes have been made to the document.
Document Period End Date	Mar. 08, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	000-56345
Entity Registrant Name	BIOREGENX, INC.
Entity Central Index Key	0001593184
Entity Tax Identification Number	30-1912453
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	7407 Ziegler Road
Entity Address, City or Town	Chattanooga
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37421
City Area Code	(866)
Local Phone Number	770-4067
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false